Dividends - Dividend Policy (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Loss)/profit attributable to the owners of Sibanye-Stillwater	R 62.1	R (2,499.6)	R (4,437.4)
Adjusted for:
Loss/(gain) on financial instruments	6,015.1	(1,704.1)	1,114.4
Gain on foreign exchange differences	(325.5)	(1,169.1)	(292.4)
Gain on disposal of property, plant and equipment	(76.6)	(60.2)	(40.7)
Impairments	86.0	3,041.4	4,411.0
Gain on acquisition	(1,103.0)
Restructuring costs	1,252.4	142.8	729.8
Transaction costs	447.8	402.5	552.1
Gain on derecognition of borrowings and derivative instrument		(230.0)
Occupational healthcare expense	(39.6)	15.4	1,106.9
Other		(18.7)	(52.7)
Change in estimated deferred tax rate	(1,551.0)	1,295.2	(2,571.1)
Share of results of equity-accounted investees after tax	(721.0)	(344.2)	(291.6)
Tax effect of the items adjusted above	(1,643.8)	(345.7)	(813.4)
NCI effect of the items listed above	(42.7)
Normalised earnings	2,360.2	R (1,436.9)	R (479.7)
SA Gold operations
Adjusted for:
Restructuring costs	867.0
Marikana operations
Adjusted for:
Restructuring costs	R 357.0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	25.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends percentage	35.00%